As filed with the Securities and Exchange Commission on April 3, 2018

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 84

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 86

Brighthouse Funds Trust I

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

Brighthouse Investment Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ.	JEREMY C. SMITH, ESQ.
Ropes & Gray LLP	Ropes & Gray LLP
Prudential Tower	1211 Avenue of the Americas, New York, New York 11036
800 Boylston Street, Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 84 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate April 30, 2018 as the new effective date for Post-Effective Amendment No. 83 filed pursuant to Rule 485(a) under the 1933 Act on February 6, 2018. This Post-Effective Amendment No. 84 does not amend or supersede any information contained in Post-Effective Amendment No. 83.

This Post-Effective Amendment relates solely to Wells Capital Management Mid Cap Value Portfolio (formerly, Goldman Sachs Mid Cap Value Portfolio) and Victory Sycamore Mid Cap Value Portfolio (formerly, Invesco Mid Cap Value Portfolio), each a series of Brighthouse Funds Trust I (the “Registrant”). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

BRIGHTHOUSE FUNDS TRUST I

WELLS CAPITAL MANAGEMENT MID CAP VALUE PORTFOLIO

(FORMERLY, GOLDMAN SACHS MID CAP VALUE PORTFOLIO)

VICTORY SYCAMORE MID CAP VALUE PORTFOLIO

(FORMERLY, INVESCO MID CAP VALUE PORTFOLIO)

Part A.    INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of Brighthouse Funds Trust I (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on February 6, 2018 (“Amendment No. 83/85”).

Part B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 83/85 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 6, 2018.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 83/85 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 6, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 84 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 3rd day of April, 2018.

BRIGHTHOUSE FUNDS TRUST I
(Registrant)

By:	/s/ KRISTI SLAVIN
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 84 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ KRISTI SLAVIN Kristi Slavin	President and Chief Executive Officer (Principal Executive Officer)	April 3, 2018

/s/ ALAN R. OTIS Alan R. Otis	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	April 3, 2018

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	April 3, 2018

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	April 3, 2018

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	April 3, 2018

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	April 3, 2018

/s/ BARBARA A. NUGENT* Barbara A. Nugent	Trustee	April 3, 2018

/s/ JOHN ROSENTHAL* John Rosenthal	Trustee	April 3, 2018

/s/ CHRISTOPHER J. TOWLE* Christopher J. Towle	Trustee	April 3, 2018

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	April 3, 2018

* By:	/s/ BRIAN D. MCCABE
Brian D. McCabe Attorney-in-Fact**

**	Pursuant to Power of Attorney for each Trustee other than Christoper J. Towle filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement under the Securities Act of 1933 on February 6, 2018; and pursuant to Power of Attorney for Christopher J. Towle filed herewith.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

PanAgora Global Diversified Risk Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

PanAgora Global Diversified Risk Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of April, 2018.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 3, 2018

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 3, 2018

Exhibit (**)

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE FUNDS TRUST II

APRIL 1, 2018

POWER OF ATTORNEY

As of April 1, 2018, I, the undersigned, hereby severally constitute and appoint Brian D. McCabe, Jeremy C. Smith, the President, any Vice President, the Treasurer, the Secretary, any Assistant Treasurer, and any Assistant Secretary and the other officers of Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”), and each of them singly, my true and lawful attorneys and agents, with full power to them and each of them to sign, for me, and in my name and in the capacities indicated below, any and all registration statements on Forms N-1A and N-14 applicable to the Trusts and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, granting unto said attorney and agent full power and authority to do and perform each and every act and thing requisite or necessary to be done in connection therewith as fully to all intents and purposes as I might or could do in person, with full power of substitution and revocation; and I do hereby ratify and confirm all that said attorneys and agents may lawfully do or cause to be done by virtue of this power of attorney.

/s/ Christopher J. Towle
Christopher J. Towle
Trustee

Signed: April 1, 2018